Additional Information to Profit or Loss Items	12 Months Ended
Dec. 31, 2025
Additional Information to Profit or Loss Items [Abstract]
ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS
NOTE 24 –	ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS

	Year ended December 31,
	2025	2024	2023
	USD in thousands

a. Cost of revenue:
Salaries and related expenses	21,850	19,790	28,098
Subcontractors and consultants	2,942	3,879	8,359
Depreciation, amortization and impairment	-	-	4,757
Material	-	48	-
Impairment expenses	-	-	-
Other	1,580	798	693
	26,372	24,515	41,907

b. Research and development expenses, net:

Salaries and related expenses	2,329	1,994	6,879
Other	416	8	298

	2,745	2,002	7,177
Less – government grants	-		(1,291)
	2,745	2,002	5,886

c. Sales and marketing expenses:

Salaries and related expenses	3,018	2,732	4,239
Advertising and public relations	6,132	54	236
Depreciation, amortization and impairment	919	1,030	6,026
Other	131	366	193
	10,200	4,182	10,694

d. General and administrative expenses:

Salaries and related expenses	8,950	6,369	8,409
Depreciation and amortization	1,224	1,111	1,463
Office Maintenance	715	1,600	1,392
Consulting	4,745	5,741	16,716
Professional services	1,879	5,799	3,486
Impairment expenses	43,554	572	10,643
Insurance	1,616	1,983	1,622
Other	4,041	1,730	5,441
	66,724	24,905	49,172
	Year ended December 31,
	2025	2024	2023
	USD in thousands
e. Other expenses, net:
Governmental grants income	-	(173)	(1,159)
Loss on disposal of assets	170	354	-
Gain from disposal of liabilities	(4,263)
ELOC	-	-	1,570
RNER listing expenses	-	-	12,312
	(4,094)	181	12,723

f. Finance income and expenses:
Finance income:

Gain from exchange rate differences	-	-	271
Changes in fair value of financial instruments	1,902	1,672	-
Interest income	325	548	213
	2,227	2,220	484
Finance expenses:
Loss from exchange rate differences	3,129	391	-
Bank fees	167	286	109
Changes in fair value of financial instruments	24,981	-	247
Interest expenses	20,971	11,909	6,838
	49,248	12,586	7,194